UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   June 30, 2007
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cannell Capital LLC
           -------------------------------------
Address:   P.O. Box 3459
           -------------------------------------
           240 E. Deloney Ave.
           -------------------------------------
           Jackson, WY 83001
           -------------------------------------

Form 13F File Number:  28- 6453
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Carlo Cannell
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     415-835-8300
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         08/15/2007
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           93
Total:
                                      --------------

Form 13F Information Table value     $   1,080,866
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

--------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                             COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7     COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                     TITLE OF  CUSIP      VALUE    SHS OR     SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                        CLASS             (x$1000)   PRN AMT    PRN CALL DISCRETION MGRS   SOLE SHARED        NONE
--------------------------------------------------------------------------------------------------------------------------------
ACME UNITED CORP CMN                 COMMON    004816104   3,077    205,100    SH       SOLE          205,100           -
ACUITY BRANDS INC CMN                COMMON    00508y102  19,078    316,491    SH       SOLE          240,932      75,559
AECOM TECHNOLOGY CORPORATION C       COMMON    00766t100   3,101    125,000    SH       SOLE          125,000           -
ALTRA HOLDINGS, INC. CMN             COMMON    02208r106  29,376  1,700,000    SH       SOLE        1,192,623     507,377
AMERICAN RAILCAR INDS INC CMN        COMMON    02916p103  16,883    432,900    SH       SOLE          331,200     101,700
AMERON INTERNATIONAL CORP CMN        COMMON    030710107   2,796     31,000    SH       SOLE           31,000           -
ANALYTICAL SURVEYS INC. CMN          COMMON    032683401      10     65,000    SH       SOLE           65,000           -
ARCH CHEMICAL INC CMN                COMMON    03937r102   2,636     75,000    SH       SOLE           75,000           -
ARCH COAL INC CMN                    COMMON    039380100  13,050    375,000    SH       SOLE          285,600      89,400
AUDIBLE INC CMN                      COMMON    05069a302   4,631    459,386    SH       SOLE          319,786     139,600
BALLY TOTAL FITNESS HOLDING CO       COMMON    05873k108      19     40,000    SH       SOLE           40,000           -
CANTEL MEDICAL CORP. CMN             COMMON    138098108   3,487    205,000    SH       SOLE          205,000           -
CARDIAC SCIENCE CORPORATION CM       COMMON    14141a108  15,454  1,410,000    SH       SOLE          990,141     419,859
CARRIAGE SERVICES, INC. CMN          COMMON    143905107   2,613    316,300    SH       SOLE          316,300           -
CHANNELL COMMERCIAL CORP CMN         COMMON    159186105   2,380    544,600    SH       SOLE          544,600           -
CHEMTURA CORP CMN                    COMMON    163893100   2,555    230,000    SH       SOLE          230,000           -
CITIZENS FIRST BANCORP INC DEL       COMMON    17461r106   1,928     88,429    SH       SOLE           88,429           -
CLARCOR INC CMN                      COMMON    179895107   2,826     75,500    SH       SOLE           75,500           -
COMFORT SYSTEMS USA INC COMMON       COMMON    199908104  43,958  3,100,000    SH       SOLE        2,250,100     849,900
COMMERCIAL METALS CO CMN             COMMON    201723103   8,949    265,000    SH       SOLE          202,300      62,700
COST-U-LESS INC CMN                  COMMON    221492101   1,375    125,000    SH       SOLE          125,000           -
CROWN HOLDINGS INC CMN               COMMON    228368106  55,184  2,210,000    SH       SOLE        1,653,200     556,800
DRUGSTORE.COM INC CMN                COMMON    262241102  18,892  6,920,000    SH       SOLE        4,798,000   2,122,000
EASTERN INS HLDGS INC CMN            COMMON    276534104   3,758    236,500    SH       SOLE          236,500           -
ENNIS INC CMN                        COMMON    293389102  18,346    780,000    SH       SOLE          541,779     238,221
ENPRO INDUSTRIES, INC. CMN           COMMON    29355x107  19,072    445,700    SH       SOLE          339,600     106,100
EPOCH HOLDING CORP CMN               COMMON    29428r103     775     57,900    SH       SOLE           57,900           -
ESPEED INC CMN CLASS A               COMMON    296643109  16,416  1,900,000    SH       SOLE        1,433,300     466,700
EV3 INC. CMN                         COMMON    26928a200  14,601    865,000    SH       SOLE          603,300     261,700
FLOW INTERNATIONAL CORP CMN          COMMON    343468104  15,143  1,201,863    SH       SOLE          895,563     306,300
FUNDTECH LTD CMN                     COMMON    m47095100  40,628  2,800,000    SH       SOLE        2,180,617     619,383
GENERAL CABLE CORP CMN               COMMON    369300108  45,071    595,000    SH       SOLE          447,750     147,250
GERBER SCIENTIFIC INC CMN            COMMON    373730100   1,604    138,000    SH       SOLE          138,000           -
GORMAN-RUPP CO CMN                   COMMON    383082104   2,068     64,900    SH       SOLE           64,900           -
GREAT LAKES DREDGE & DOCK CORP       COMMON    390607109     337     35,500    SH       SOLE                -           -
GREENFIELD ONLINE, INC. CMN          COMMON    395150105  28,081  1,765,000    SH       SOLE        1,256,600     508,400
HANGER ORTHOPEDIC GROUP CMN          COMMON    41043f208   7,463    691,000    SH       SOLE          486,000     205,000
HAYNES INTERNATIONAL, INC. CMN       COMMON    420877201   4,222     50,000    SH       SOLE           38,100      11,900
HOOPER HOLMES INC CMN                COMMON    439104100  10,050  3,000,000    SH       SOLE        2,083,100     916,900
ICO INC (NEW) CMN                    COMMON    449293109   7,822    740,000    SH       SOLE          740,000           -
ICO INC DEP SHS REPSTG 1/4 PFD       COMMON    449293307   1,983     69,590    SH       SOLE           69,590           -
IHS, INC. CMN CLASS A                COMMON    451734107  26,220    570,000    SH       SOLE          396,200     173,800
IKON OFFICE SOLUTIONS INC CMN        COMMON    451713101  40,694  2,606,900    SH       SOLE        2,145,417     461,483
INGERSOLL-RAND COMPANY CMN CLA       COMMON    g4776g101  35,359    645,000    SH       SOLE          491,000     154,000
INSWEB CORPORATION                   COMMON    45809k202     863    114,000    SH       SOLE                -           -
INTERLINE BRANDS, INC. CMN           COMMON    458743101   1,956     75,000    SH       SOLE           75,000           -
INTRAWARE INC                        COMMON    46118m509     295     61,768    SH       SOLE                -           -
LEE ENTERPRISES INC CMN              COMMON    523768109  17,115    820,453    SH       SOLE          614,753     205,700
LENNOX INTERNATIONAL INC CMN         COMMON    526107107  35,257  1,030,000    SH       SOLE          754,300     275,700
MERCER INS GROUP INC CMN             COMMON    587902107   2,201    110,600    SH       SOLE          110,600           -
MET-PRO CORPORATION CMN              COMMON    590876306   5,671    361,000    SH       SOLE          361,000           -
MFRI INC CMN                         COMMON    552721102  17,074    610,000    SH       SOLE          610,000           -
MILACRON INC CMN                     COMMON    598709301   4,522    518,000    SH       SOLE          379,581     138,419
MOCON INC CMN                        COMMON    607494101     971     84,938    SH       SOLE           84,938           -
MOVIE STAR INC CMN                   COMMON    624591103   1,914    736,000    SH       SOLE          736,000           -
MRV COMMUNICATIONS INC CMN           COMMON    553477100     975    300,000    SH       SOLE          300,000           -
MUELLER INDUSTRIES INC CMN           COMMON    624756102   1,584     46,000    SH       SOLE           46,000           -
MVC CAPITAL INC CLOSED END FUN       COMMON    553829102  58,533  3,111,800    SH       SOLE        3,111,800     948,700
NATCO GROUP INC CMN CLASS A          COMMON    63227w203  45,580    990,000    SH       SOLE          756,280     233,720
NATIONAL DENTEX CORP CMN             COMMON    63563h109   2,836    151,070    SH       SOLE          151,070           -
NATUS MEDICAL INC DEL CMN            COMMON    639050103  17,512  1,100,000    SH       SOLE          764,400     335,600
NEVADA CHEMICALS INC CMN             COMMON    64127c107   1,239    118,127    SH       SOLE          118,127           -
NGAS RESOURCES, INC. CMN             COMMON    62912t103  16,920  2,115,000    SH       SOLE        1,469,500     645,500
NN INC                               COMMON    629337106     502     42,552    SH       SOLE                -           -
NORTHWEST PIPE COMPANY CMN           COMMON    667746101   4,695    132,000    SH       SOLE          132,000           -
O I CORPORATION                      COMMON    670841105     315     23,000    SH       SOLE                -           -
OWENS CORNING CMN                    COMMON    690742101   9,921    295,000    SH       SOLE          224,200      70,800
OWENS-ILLINOIS INC CMN               COMMON    690768403   7,525    215,000    SH       SOLE          151,100      63,900
PENTAIR INC CMN                      COMMON    709631105   2,237     58,000    SH       SOLE           58,000           -
PRIDE INTERNATIONAL INC CMN          COMMON    74153q102  33,714    900,000    SH       SOLE          688,600     211,400
PRIMEENERGY CORP                     COMMON    74158e104     916     16,068    SH       SOLE                -           -
QUADRAMED CORPORATION CMN            COMMON    74730w101   3,189  1,045,600    SH       SOLE        1,045,600           -
QUALITY DISTRIBUTION INC CMN         COMMON    74756m102  17,126  1,525,000    SH       SOLE        1,058,896     466,104
REDHOOK ALE BREWERY INC CMN          COMMON    757473103     519     65,200    SH       SOLE           65,200           -
RIGHTNOW TECHNOLOGIES, INC. CM       COMMON    76657r106   1,736    105,767    SH       SOLE           74,098      31,669
SAFEGUARD SCIENTIFICS CMN            COMMON    786449108     892    317,500    SH       SOLE          317,500           -
SAIC, INC. CMN                       COMMON    78390x101  11,446    633,400    SH       SOLE          479,100     154,300
SCHMITT INDS INC ORE CMN             COMMON    806870200   1,692    178,865    SH       SOLE          178,865           -
SUPERIOR ESSEX INC CMN               COMMON    86815v105  42,018  1,124,980    SH       SOLE          830,069     294,911
SYMMETRY HOLDINGS INC. 1 UNT=1       COMMON    871545208  17,500  2,000,000    SH       SOLE        1,388,000     612,000
SYNPLICITY INC CMN                   COMMON    87160y108  10,850  1,550,000    SH       SOLE        1,077,500     472,500
T-3 ENERGY SERVICES INC CMN          COMMON    87306e107  35,956  1,074,924    SH       SOLE          750,624     324,300
THE TOPPS COMPANY INC CMN            COMMON    890786106   7,252    690,000    SH       SOLE          477,500     212,500
TWIN DISC INCORPORATION              COMMON    901476101     827     11,500    SH       SOLE                -           -
U S PHYSICAL THERAPY INC             COMMON    903371108     357     26,500    SH       SOLE                -           -
U.S. CONCRETE INC CMN                COMMON    90333l102  25,025  2,879,700    SH       SOLE        2,004,500     875,200
VALMONT INDUSTRIES INC CMN           COMMON    920253101   2,910     40,000    SH       SOLE           40,000           -
VERI TEK INTL CORP                   COMMON    92342x101     540     68,000    SH       SOLE                -           -
WARNER CHILCOTT LIMITED CMN CL       COMMON    g9435n108  10,040    555,000    SH       SOLE          421,900     133,100
WESTAFF INC                          COMMON    957070105      79     18,100    SH       SOLE                -           -
WILLDAN GROUP INC CMN                COMMON    96924n100   2,522    255,000    SH       SOLE          255,000           -
WILLIAMS CONTROLS INC. CMN           COMMON    969465608   1,502     85,900    SH       SOLE           85,900           -
XERIUM TECHNOLOGIES, INC             COMMON    98416j100      80     10,500    SH       SOLE                -           -